WARRANTS AND COMPENSATION OPTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
WARRANTS AND COMPENSATION OPTIONS

12. WARRANTS AND COMPENSATION OPTIONS

The following table reflects the continuity of warrants and compensation options:

	Historical Average Exercise Price	Number of Warrants/ Compensation options	Historical Fair value
Balance, January 1, 2021	$3.90	3,269,050	$5,557,002
Fair value of warrant issued on private placement (Note 11)	9.00	1,764,720	3,766,007
Fair value of broker warrants issued on private placement	6.70	105,883	288,197
Fair value of warrants issued on conversion of
convertible debentures	3.80	1,119,750	1,229,305
Historical fair value assigned to warrants exercised	3.90	(3,144,750)	(5,351,586)
Fair value of expired warrants	3.90	(93,300)	(160,470)
Balance, December 31, 2021	7.10	3,021,353	5,328,455
Fair value of warrant issued on private placement	1.17	563,318	656,734
Historical fair value assigned to warrants exercised	3.90	(72,500)	(79,547)
Balance, December 31, 2022	6.15	3,512,171	5,905,642
Historical fair value assigned to warrants exercised	3.27	(2,364,066)	(4,418,783)
Fair value of expired warrants	4.50	(584,787)	(816,744)
Fair value of warrant issued on public offering	-	1,786,000	-
Balance, December 31, 2023	$1.77	2,349,318	$670,115